AVAILABLE FOR SALE SECURITIES:	12 Months Ended
Dec. 31, 2011
Available-For-Sale Securities [Abstract]
Investments in Debt and Marketable Equity Securities (and Certain Trading Assets) Disclosure [Text Block]

NOTE 2      - AVAILABLE FOR SALE SECURITIES:

As of December 31, 2011 the company held short and long term security bonds which are classified as available for sale securities and are presented in their fair value. The fair value of the available for sale securities based on quoted prices in active markets for identical instruments (Level 1 as defined under ASC820).

		December 31
	Maturity year	2011	2010
		U.S. dollars in thousands

Short-term – security bond	2012	$409	$-

Long-term - security bond	Perpetual	$473	$-